Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation and a measure reflecting “compensation actually paid” for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“NEOs”), and (ii) select financial performance measures, in each case, for our three most recently completed fiscal years.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:			($ in millions) Company
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Compensation Table Total for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	($ in millions) Net Income ($)(4)	Selected Measure: Adjusted EBITDA ($)
	(b)(1)	(c)(2)(5)	(d)(3)	(e)(4)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
2022	7,087,004	5,737,496	9,249,846	8,500,831	87.65	92.95	1,213	2,833
2021	32,641,874	32,289,992	5,209,544	4,804,990	90.57	166.16	1,314	2,770
2020	19,528,229	18,574,768	7,486,530	5,917,632	89.88	131.17	131	2,575

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2022 and 2021 was Jennifer C. Witz. Our PEO for fiscal year 2020 was James E. Meyer.
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year. The amounts listed do not reflect the actual compensation earned, realized or received by our PEO during the applicable year.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding fiscal year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge, (ii) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein and Sean S. Sullivan, and (iii) for fiscal year 2020, Patrick L. Donnelly, David J. Frear, Scott A. Greenstein, Sean S. Sullivan and Jennifer C. Witz.
(4)	The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group as further described below. The amounts listed do not reflect the actual compensation actually earned, realized or received by the non-PEO NEOs as a group during the applicable year.
(5)	The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(i)		(ii)	(iii)
2022	1,750,000	4,062,600	1,274,404	7,087,004	—	-1,349,508	5,737,496
2021	1,741,539	6,100,000	300,335	32,641,874	-24,500,000	24,148,118	32,289,992
2020	2,000,000	7,200,000	328,232	19,528,229	-9,999,997	9,046,536	18,574,768

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(i)		(ii)	(iii)
2022	1,059,496	1,406,250	409,101	9,249,846	-6,375,000	5,625,985	8,500,831
2021	1,094,655	2,156,250	65,556	5,209,544	-1,893,083	1,488,529	4,804,990
2020	1,024,111	1,680,000	882,418	7,486,530	-3,900,001	2,331,103	5,917,632

(i)	The dollar amounts reported in the “Other Compensation” column were derived from the Summary Compensation Table for fiscal years 2022, 2021 and 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020. As our NEOs do not participate in any Company-sponsored defined benefit or actuarial pension plans, no adjustments therewith were made with respect to the CAP calculation.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental tables below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	-765,219	—	-584,289	—	—	-1,349,508
2021	19,463,759	-40,057	5,130,095	-405,679	—	—	24,148,118
2020	—	—	9,046,536	—	—	—	9,046,536

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,718,099	-116,294	—	24,179	—	—	5,625,985
2021	1,799,774	-176,297	—	-134,948	—	—	1,488,529
2020	4,070,348	-815,338	—	-923,907	—	—	2,331,103

(i)	Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
(6)	Amounts represent the cumulative total of our common stock for the period beginning on the market close on the last trading day before January 1, 2020, the earliest fiscal year in the table, through and including December 31, 2022, the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price at the measurement point has been converted into a fixed investment of one hundred dollars. The amount included in the table is the value of such fixed investment based on the cumulative total shareholder return as of the end of each year, including reinvestment of dividends.
(7)	The peer group used for the purpose of our pay versus performance disclosure is the S&P 500 Media & Entertainment Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. We have used the same methodology described above for calculating the total shareholder return of our common stock in calculating the total shareholder return of the S&P 500 Media & Entertainment Index.
(8)	The dollar amounts are the Company’s net income as reflected in the audited consolidated financial statements contained in our Annual Reports on Form 10-K for the applicable year.
(9)	We determined Adjusted EBITDA to be the most important financial measure used to link our performance to CAP for our PEO and Non-PEO NEOs for fiscal year 2022. Adjusted EBITDA is not calculated and presented in accordance with GAAP and is therefore a “Non-GAAP” measure. Refer to the “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial and Operating Metrics—Glossary” section in our annual reports for each of the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020 for a discussion of such Non-GAAP financial measure, and a reconciliation to the most directly comparable GAAP measure. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]		The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding fiscal year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge, (ii) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein and Sean S. Sullivan, and (iii) for fiscal year 2020, Patrick L. Donnelly, David J. Frear, Scott A. Greenstein, Sean S. Sullivan and Jennifer C. Witz.
Peer Group Issuers, Footnote [Text Block]		The peer group used for the purpose of our pay versus performance disclosure is the S&P 500 Media & Entertainment Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. We have used the same methodology described above for calculating the total shareholder return of our common stock in calculating the total shareholder return of the S&P 500 Media & Entertainment Index.
PEO Total Compensation Amount	[1]	$ 7,087,004	$ 32,641,874	$ 19,528,229
PEO Actually Paid Compensation Amount	[2],[3]	$ 5,737,496	32,289,992	18,574,768
Adjustment To PEO Compensation, Footnote [Text Block]

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(i)		(ii)	(iii)
2022	1,750,000	4,062,600	1,274,404	7,087,004	—	-1,349,508	5,737,496
2021	1,741,539	6,100,000	300,335	32,641,874	-24,500,000	24,148,118	32,289,992
2020	2,000,000	7,200,000	328,232	19,528,229	-9,999,997	9,046,536	18,574,768

(i)	The dollar amounts reported in the “Other Compensation” column were derived from the Summary Compensation Table for fiscal years 2022, 2021 and 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020. As our NEOs do not participate in any Company-sponsored defined benefit or actuarial pension plans, no adjustments therewith were made with respect to the CAP calculation.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental tables below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	-765,219	—	-584,289	—	—	-1,349,508
2021	19,463,759	-40,057	5,130,095	-405,679	—	—	24,148,118
2020	—	—	9,046,536	—	—	—	9,046,536

		(i)Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
Non-PEO NEO Average Total Compensation Amount	[4]	$ 9,249,846	5,209,544	7,486,530
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[5]	$ 8,500,831	4,804,990	5,917,632
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(i)		(ii)	(iii)
2022	1,059,496	1,406,250	409,101	9,249,846	-6,375,000	5,625,985	8,500,831
2021	1,094,655	2,156,250	65,556	5,209,544	-1,893,083	1,488,529	4,804,990
2020	1,024,111	1,680,000	882,418	7,486,530	-3,900,001	2,331,103	5,917,632

(i)	The dollar amounts reported in the “Other Compensation” column were derived from the Summary Compensation Table for fiscal years 2022, 2021 and 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020. As our NEOs do not participate in any Company-sponsored defined benefit or actuarial pension plans, no adjustments therewith were made with respect to the CAP calculation.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental tables below.

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,718,099	-116,294	—	24,179	—	—	5,625,985
2021	1,799,774	-176,297	—	-134,948	—	—	1,488,529
2020	4,070,348	-815,338	—	-923,907	—	—	2,331,103

		(i)Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

Our stock price and total shareholder return remained essentially unchanged during 2020, 2021 and 2022. The Company paid a special dividend of $0.25 per share in 2022, returning an additional $1 billion to stockholders. While total shareholder return during this period may not have reflected operational and financial improvements, the amount of CAP to our PEOs and the average amount of CAP to the non-PEO NEOs as a group was generally aligned with our cumulative TSR over the three years presented in the Pay Versus Performance Table. We believe this alignment is a result of the fact that a significant portion of our NEOs’ pay is comprised of equity-based awards, and the calculations for CAP to these individuals for the applicable years includes the fair value of equity-based compensation awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

Although Item 402(v) of Regulation S-K requires the presentation of net income in our Pay Versus Performance Table, the Company does not specifically use a net income target as a performance measure in its executive compensation program as a result of factors that impact net income that do not represent the core performance of our business. For example, the Company recorded an impairment charge of $976 million in 2020 related to the Pandora acquisition, which adversely impacted GAAP net income, which was $131.0 million in 2020. Adjusted net income for 2020 was approximately $1.11 billion. Net income for 2021 grew to $1.31 billion on a year-over-year basis but decreased approximately 8% in 2022 compared to the prior year. While the Company does not use a net income target as a performance measure in the overall executive compensation program, net income is correlated with certain measures used by the Compensation Committee to determine executive compensation, including adjusted EBITDA and revenue, which the Company does take into account in determining short-term compensation (i.e., annual bonus amounts) that are awarded to our NEOs under our annual bonus program. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets that approximately 24% of the value of total compensation awarded to our NEOs consists of amounts determined under our annual bonus program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA (Our Selected Financial Measure)

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, the Company has determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link CAP to our NEOs to performance for the most recently completed fiscal year.

We use adjusted EBITDA (among other financial and non-financial performance criteria) to set goals and determine payouts under the Company’s performance-based discretionary annual bonus program. The annual bonus amounts are partially determined based on achievement against goals, including adjusted EBITDA, set each year by the Compensation Committee. Reflecting strong operating performance and financial results, adjusted EBITDA increased 14% in 2020, 8% in 2021 and 2% in 2022, in each case relative to the prior year, and is generally aligned with the CAP to our NEOs’, including our CEO, for the corresponding years reflected in the Pay Versus Performance Table. As described in more detail in “Compensation Discussion and Analysis,” the Company targets that approximately 24% of the value of total compensation awarded to our NEOs consists of amounts determined under our annual bonus program.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As illustrated in the Pay Versus Performance Table above, the Company’s cumulative TSR underperformed when viewed against the S&P 500 Media & Entertainment Index during the three years presented in the table. During the three-year period ended December 31, 2022, the performance of our common stock, including dividends, underperformed the S&P 500 Media & Entertainment Index on a cumulative basis by approximately 5 percentage points.

Stockholder Return Performance Table

	S&P 500 Media & Entertainment Index	Sirius XM Holdings Inc.
December 31, 2019	$100.00	$100.00
December 31, 2020	$131.17	$ 89.88
December 31, 2021	$166.16	$ 90.57
December 31, 2022	$ 92.95	$ 87.65

We determined to change the published industry index used for the required performance graph as the S&P 500 Media and Entertainment Index more appropriately reflects the companies with which we compete, including for talent.

Our management believes that in 2022 our common stock may have been adversely affected by certain macroeconomic conditions, particularly factors affecting the automotive industry. In addition, we believe that during the three-year measurement period, the price of our common stock may have been constrained by certain structural items unique to an investment in the Company, such as the perceived “pair” trade by certain investors in our common stock and the related tracking stocks (NASDAQ: LSXMK and LSXMA) issued by Liberty Media attempting to profit from the discount in those tracking stocks relative to their underlying asset values, and the short position in our common stock in place by certain investors in securities issued by Liberty Media that are convertibles and/or exchangeable into our common stock. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES TO DETERMINE 2022 CAP

As described in more detail in the “Compensation Discussion and Analysis” section, our executive compensation program reflects a pay-for-performance philosophy, and includes performance metrics that are intended to incentivize our NEOs and align our NEOs’ interests with those of our stockholders. With respect to the 2022 fiscal year, the most important financial performance measures used to link executive CAP to our performance overall are as follows:

Most Important Performance Measures
Total Revenue
Adjusted EBITDA
Free Cash Flow
Net Self-Pay Subscriber Additions
Relative Total Shareholder Return

Total Shareholder Return Amount	[6]	$ 87.65	90.57	89.88
Peer Group Total Shareholder Return Amount	[7]	92.95	166.16	131.17
Net Income (Loss)	[8]	$ 1,213,000,000	$ 1,314,000,000	$ 131,000,000
Company Selected Measure Amount	[9]	2,833,000,000	2,770,000,000	2,575,000,000
PEO Name		Jennifer C. Witz	Jennifer C. Witz	James E. Meyer
Common Stock, Dividends, Per Share, Cash Paid		$ 0.25
Dividends and Interest Paid		$ 1,000,000,000
Over (Under) Performance of Common Stock Versus Peer Group		(5.00%)
Asset Impairment Charges				$ 976,000,000
Adjusted Net Income (Loss)				1,110,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net Self-Pay Subscriber Additions
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 1,750,000	$ 1,741,539	2,000,000
Bonus and Non-Equity Incentive Compensation		4,062,600	6,100,000	7,200,000
Other Compensation		1,274,404	300,335	328,232
PEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(24,500,000)	(9,999,997)
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,349,508)	24,148,118	9,046,536
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			19,463,759
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(765,219)	(40,057)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,130,095	9,046,536
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(584,289)	(405,679)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,349,508)	24,148,118	9,046,536
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		1,059,496	1,094,655	1,024,111
Bonus and Non-Equity Incentive Compensation		1,406,250	2,156,250	1,680,000
Other Compensation		409,101	65,556	882,418
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,375,000)	(1,893,083)	(3,900,001)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,625,985	1,488,529	2,331,103
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,718,099	1,799,774	4,070,348
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(116,294)	(176,297)	(815,338)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	24,179	(134,948)	(923,907)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,625,985	$ 1,488,529	$ 2,331,103

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2022 and 2021 was Jennifer C. Witz. Our PEO for fiscal year 2020 was James E. Meyer.
[2]	The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(i)		(ii)	(iii)
2022	1,750,000	4,062,600	1,274,404	7,087,004	—	-1,349,508	5,737,496
2021	1,741,539	6,100,000	300,335	32,641,874	-24,500,000	24,148,118	32,289,992
2020	2,000,000	7,200,000	328,232	19,528,229	-9,999,997	9,046,536	18,574,768

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(i)		(ii)	(iii)
2022	1,059,496	1,406,250	409,101	9,249,846	-6,375,000	5,625,985	8,500,831
2021	1,094,655	2,156,250	65,556	5,209,544	-1,893,083	1,488,529	4,804,990
2020	1,024,111	1,680,000	882,418	7,486,530	-3,900,001	2,331,103	5,917,632

(i)	The dollar amounts reported in the “Other Compensation” column were derived from the Summary Compensation Table for fiscal years 2022, 2021 and 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020. As our NEOs do not participate in any Company-sponsored defined benefit or actuarial pension plans, no adjustments therewith were made with respect to the CAP calculation.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental tables below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	-765,219	—	-584,289	—	—	-1,349,508
2021	19,463,759	-40,057	5,130,095	-405,679	—	—	24,148,118
2020	—	—	9,046,536	—	—	—	9,046,536

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,718,099	-116,294	—	24,179	—	—	5,625,985
2021	1,799,774	-176,297	—	-134,948	—	—	1,488,529
2020	4,070,348	-815,338	—	-923,907	—	—	2,331,103

(i)Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
[3]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year. The amounts listed do not reflect the actual compensation earned, realized or received by our PEO during the applicable year.
[4]	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding fiscal year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge, (ii) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein and Sean S. Sullivan, and (iii) for fiscal year 2020, Patrick L. Donnelly, David J. Frear, Scott A. Greenstein, Sean S. Sullivan and Jennifer C. Witz.
[5]	The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group as further described below. The amounts listed do not reflect the actual compensation actually earned, realized or received by the non-PEO NEOs as a group during the applicable year.
[6]	Amounts represent the cumulative total of our common stock for the period beginning on the market close on the last trading day before January 1, 2020, the earliest fiscal year in the table, through and including December 31, 2022, the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price at the measurement point has been converted into a fixed investment of one hundred dollars. The amount included in the table is the value of such fixed investment based on the cumulative total shareholder return as of the end of each year, including reinvestment of dividends.
[7]	The peer group used for the purpose of our pay versus performance disclosure is the S&P 500 Media & Entertainment Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. We have used the same methodology described above for calculating the total shareholder return of our common stock in calculating the total shareholder return of the S&P 500 Media & Entertainment Index.
[8]	The dollar amounts are the Company’s net income as reflected in the audited consolidated financial statements contained in our Annual Reports on Form 10-K for the applicable year.
[9]	We determined Adjusted EBITDA to be the most important financial measure used to link our performance to CAP for our PEO and Non-PEO NEOs for fiscal year 2022. Adjusted EBITDA is not calculated and presented in accordance with GAAP and is therefore a “Non-GAAP” measure. Refer to the “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial and Operating Metrics—Glossary” section in our annual reports for each of the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020 for a discussion of such Non-GAAP financial measure, and a reconciliation to the most directly comparable GAAP measure. We may determine a different financial performance measure to be the most important financial performance measure in future years.
[10]	Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.